History and activity of the Company	12 Months Ended
Dec. 31, 2025
History and activity of the company [abstract]
History and activity of the Company

Note 1 - History and activity of the Company:

BBB Foods Inc. was incorporated in the British Virgin Islands on July 9, 2004 with company number 605635, and its registered office is Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands. As an entity incorporated under the laws of the British Virgin Islands, BBB Foods is not subject to any form of taxation. BBB Foods, Inc. has two wholly owned subsidiaries domiciled in the UK: BBB Foods Limited Partnership and Lothian Shelf Limited, (collectively hereinafter referred as the Scottish entities). Up to December 31, 2024, the Scottish entities had three wholly owned subsidiaries (the Mexican Subsidiaries), however, in connection with a simplification of the Company's operations, Tiendas BBB, S. A. de C. V. and Desarrolladora Tres B, S. A. de C. V. merged with and into Tiendas Tres B, S. A. de C. V., as the surviving company. This transaction did not have any effect on the Company's financial position or results of operations.

The main activity of the Mexican Subsidiaries is described below:

Tiendas Tres B, S. A. de C. V. (Tiendas Tres B), operates in the hard discount grocery retail industry through a chain of 3,346 stores at December 31, 2025, where it offers high-quality branded and private label products.

Tiendas BBB, S. A. de C. V. (Tiendas BBB), granted Tiendas Tres B the right to use the "BBB" brand and received royalty revenues that were eliminated in consolidation. On December 31, 2024, this entity merged with and into Tiendas Tres B.

Desarrolladora Tres B, S. A. de C. V., was a semi-dormant company that owned a small piece of land. On December 31, 2024, this entity merged with and into Tiendas Tres B.

The following are the main subsidiaries of BBB Foods Inc. as of December 31, 2025 and 2024 over which control is exercised, directly and indirectly:

	% of ownership
Company	December 31, 2025	December 31, 2024	Country	Main activity
BBB Foods Limited Partnership	100%	100%	Scotland	Intermediate parent
Lothian Shelf Limited	100%	100%	Scotland	Holding company
Tiendas Tres B, S. A. de C. V.	100%	100%	Mexico	Operating company

BBB Foods Inc., collectively with its direct and indirect subsidiaries, are hereinafter referred to as the “Company”, “BBB Foods” or the “Group”.

Company listing and secondary offering

On February 13, 2024, in connection with its Initial Public Offering (“IPO”), BBB Foods listed its Class A shares on the New York Stock Exchange (NYSE) and on February 15, 2024, some of the Company’s stockholders sold 5,610,098 and 5,049,088 Class A shares, pursuant to the exercise of the underwriters’ over-allotment option. The Company used the proceeds of the IPO to repay in full the Promissory Notes and Convertible Notes described in Note 13.

On February 5, 2025, BBB Foods Inc. completed a secondary offering of 21,115,725 Class A common shares by certain selling stockholders. On February 21, 2025, the underwriters exercised their option and purchased 2,222,705 additional Class A common shares, resulting in an aggregate number of 23,338,431 Class A common shares. Also, on January 29, 2025, some former directors of the Company's Board exercised their options, and 343,348 new Class C shares were issued. See Note17.

Up to January 2024, BBB Foods Inc. was jointly controlled by several vehicles collectively referred to as “QS BBB”, and Bolton Partners Ltd. Following the IPO, the sale of shares mentioned in the preceding paragraph, and the termination of the shareholders’ agreement, QS BBB ceased to exercise joint control. As of December 31, 2025, share ownership is divided among different shareholders, however, Bolton Partners Ltd. is the main shareholder, owning 10.8% of the shares and 45.0% of the voting rights over all matters requiring shareholder approval. The Chairman of the Board of BBB Foods and CEO of Tiendas Tres B is the shareholder of Bolton Partners Ltd.

Hurricane Otis

On October 25, 2023, Hurricane Otis struck the city of Acapulco, Mexico and the Company temporarily closed 51 out of the 54 stores it operated as of such date. For the year ended December 31, 2023, the Company recognized impairments of Ps.42,422, Ps.7,598 and Ps.30,409 due to damages to properties, furniture, equipment, and lease-hold improvements; and cash losses due to theft, debris removal and equipment repairs; and inventory write down. The above-mentioned impairments were recorded as other expenses, sales expenses and cost of sales, respectively. In April 2025, the insurer agreed to settle Tiendas Tres B an amount of Ps.40 million in connection with damage caused by Hurricane Otis. This amount was recorded as other income in the consolidated statement of profit or loss for the year ended December 31, 2025.